Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and statements of operations information related to operating leases is as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Operating lease right-of-use asset	$7,577	$4,675	$7,764
Accrued rent	447	817	934

Total operating lease right-of-use asset, net	$7,130	$3,858	$6,830

Short-term operating lease liabilities	3,157	3,050	3,076
Long-term operating lease liabilities	4,420	1,625	4,688

Total operating lease liabilities	$7,577	$4,675	$7,764

Operating lease costs	$3,201	$3,160	$3,313
Supplemental cash flow information related to leases was as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities	$3,501	$3,253	$3,262
Right-of-use assets obtained in exchange for new lease obligations	$7,655	$—	$—

Summary of Maturities of Lease Liabilities
Maturities of lease liabilities are as follows (in thousands):

As of December 31, 2023	Seattle Lease	Seoul Lease (Related Party)	Malta
2024	1,732	1,445	267
2025	—	1,501	—
2026	—	1,534	—
2027	—	1,541	—
Thereafter	—	971	—
Less: Imputed Interest	(130)	(1,281)	(3)

Total	1,602	5,711	264